SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORMS 66-3A AND 66-4A

  The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.

  2. In lieu of the Asset Charge for mortality, expense and distribution expense risks described in the Prospectus, a charge is deducted from all distributions paid by Horace Mann Growth Fund to the Account or, if the charge is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This charge is computed weekly at the rate of .0075% of the net assets of the Account (.39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

  4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

FORM 66-3A AND 66-4A CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge...............................................     4.00%
  Death Benefit Risk Charge..........................................     2.00%
  Administration Expense Charge.............................   $.50 per payment
                                                                    plus $10.00
                                                                   issuance fee
Separate Account Annual Asset Charge, as a percentage of
 average account value:
  Mortality Risk ...........................................     0.31%
  Expense Risk .............................................     0.08%
  Total Separate Account Annual Asset Charge.........................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31, 1996
 fiscal year:
  Investment Advisory Fees...........................................     0.31%
  Business Management Fees...........................................     0.21%
  Other Expenses.....................................................     0.07%
    Fund Pricing Fee........................................     0.01%
    Custodian Fees..........................................     0.02%
    Miscellaneous (audit, legal, etc.)......................     0.04%
  Total Growth Fund Operating Expenses...............................     0.59%
  Minus Expense Reimbursements and Fee Waivers ......................     0.02%
  Net Fund Operating Expenses .......................................     0.57%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $80     $99    $120     $180
If you do not surrender your Contract:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $80     $99    $120     $180

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1997.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 66-2A

  The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

  It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

  All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.

  2. In lieu of the Asset Charge for mortality, expense and distribution expense risks described in the Prospectus, a charge is deducted from distributions paid by Horace Mann Growth Fund to the Account or, if the charge is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This charge is computed weekly at the rate of .0075% of the net assets of the Account (.39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

FORM 66-2A CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge...............................................     4.00%
  Death Benefit Risk Charge..........................................     2.00%
  Administration Expense Charge.............................   $.50 per payment
                                                                    plus $10.00
                                                                   issuance fee
Separate Account Annual Asset Charge, as a percentage of
 average account value:
  Mortality Risk............................................     0.31%
  Expense Risk .............................................     0.08%
  Total Separate Account Annual Asset Charge.........................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31, 1996
 fiscal year:
  Investment Advisory Fees...........................................     0.31%
  Business Management Fees...........................................     0.21%
  Other Expenses.....................................................     0.07%
    Fund Pricing Fee........................................     0.01%
    Custodian Fees..........................................     0.02%
    Miscellaneous (audit, legal, etc.)......................     0.04%
  Total Growth Fund Operating Expenses...............................     0.59%
  Minus Expense Reimbursements and Fee Waivers ......................     0.02%
  Net Fund Operating Expenses........................................     0.57%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $80     $99    $120     $180
If you do not surrender your Contract:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $80     $99    $120     $180

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1997.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 527-GC

  The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

  1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

  2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

  3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

  4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance charge or transfer charge.

  5. In lieu of the Asset Charge for mortality, expense and distribution expense risk described in the Prospectus, a charge for mortality and expense risks, computed weekly at the rate of .005575% of the net assets of the Account (approximately .29% on an annual basis), will be deducted from dividends and other distributions paid by Horace Mann Growth Fund to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

  6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 527-GC CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage
 of Purchase Payments:
  Sales Expense Charge..............................................     3.20%
  Death Benefit Risk Charge.........................................     0.20%
  Administration Expense Charge...........................      $1.60 and $.50
                                                              per payment plus
                                                           $20.00 issuance fee
Separate Account Annual Asset Charge, as a percentage of
 total net assets:
  Mortality Risk..........................................     0.24%
  Expense Risk............................................     0.05%
  Total Separate Account Annual Asset Charge........................     0.29%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31,
 1996 fiscal year:
  Investment Advisory Fees..........................................     0.31%
  Business Management Fees..........................................     0.21%
  Other Expenses....................................................     0.07%
    Fund Pricing Fee......................................     0.01%
    Custodian Fees........................................     0.02%
    Miscellaneous (audit, legal, etc.)....................     0.04%
  Total Growth Fund Operating Expenses..............................     0.59%
  Minus Expense Reimbursements and Fee Waivers......................     0.02%
  Net Fund Operating Expenses.......................................     0.57%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $79     $96    $115     $169
If you do not surrender your Contract:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $79     $96    $115     $169

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE, should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1997.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 529

  The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

  1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance charge or transfer charge.

  2. In lieu of the Asset Charge for mortality, expense and distribution expense risk described in the Prospectus, a charge for mortality and expense risks, computed weekly at the rate of .005575% of the net assets of the Account (approximately .29% on an annual basis), will be deducted from dividends and other distributions paid by Horace Mann Growth Fund to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 529 CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..................................................  3.20%
  Death Benefit Risk Charge.............................................  0.20%
  Administration Expense Charge...................................    $1.60 and
                                                                           $.50
                                                                    per payment
                                                                    plus $20.00
                                                                       issuance
                                                                            fee
Separate Account Annual Asset Charge, as a percentage of total net assets:
  Mortality Risk..................................................  0.24%
  Expense Risk....................................................  0.05%
  Total Separate Account Annual Asset Charge............................  0.29%
Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31, 1996 fiscal year:
  Investment Advisory Fees..............................................  0.31%
  Business Management Fees..............................................  0.21%
  Other Expenses........................................................  0.07%
    Fund Pricing Fee..............................................  0.01%
    Custodian Fees................................................  0.02%
    Miscellaneous (audit, legal, etc.)............................  0.04%
  Total Growth Fund Operating Expenses..................................  0.59%
  Minus Expense Reimbursements and Fee Waivers .........................  0.02%
  Net Fund Operating Expenses ..........................................  0.57%

EXAMPLE(/3/)

                                              1 YEAR  3 YEARS  5 YEARS 10 YEARS
                                              ------- -------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual re-
  turn on assets:............................   $79     $96     $115     $169
If you do not surrender your Contract:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual re-
  turn on assets:............................   $79     $96     $115     $169

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE, should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1997.

INDIVIDUAL SINGLE PAYMENT AND INDIVIDUAL AND GROUP FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

  This Prospectus offers combination fixed and variable annuity contracts to individuals, as single payment contracts, and to individuals and groups, as flexible payment contracts, issued by Horace Mann Life Insurance Company ("HMLIC") in connection with retirement plans or arrangements some of which may qualify for special tax treatment under the Internal Revenue Code as amended. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a Participant or Contract Owner are invested in one or more of seven Subaccounts. Each Subaccount in turn purchases shares in a corresponding portfolio of the Horace Mann Mutual Funds, an open-end diversified management investment company. The Horace Mann Mutual Funds consist of:

  Horace Mann Growth Fund--a fund investing primarily in common stocks.

  Horace Mann Small Cap Growth Fund--a fund investing in equity securities of small cap companies with earnings growth potential.

  Horace Mann International Equity Fund--a fund investing in marketable foreign equity securities.

  Horace Mann Socially Responsible Fund--a fund investing in equity securities of United States-based companies which are determined to be socially responsible pursuant to criteria set forth in the fund's Prospectus.

  Horace Mann Balanced Fund--a fund investing in common stocks, debt securities and money market instruments.

  Horace Mann Income Fund--a fund investing primarily in debt securities.

  Horace Mann Short-Term Investment Fund--a fund investing in short-term debt instruments.

  The funds listed above collectively are referred to as the "Funds."

  This Prospectus sets forth concisely the information a prospective investor should know before investing. Additional information about the Horace Mann Life Insurance Company Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1997, and is incorporated herein by reference. The Statement of Additional Information is available upon request, without charge, by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page 19 of this Prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE
                                    FUNDS.*
          BOTH PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING
                      AND RETAINED FOR FUTURE REFERENCE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is May 1, 1997.

*The Funds' Prospectus follows page 19 of the Horace Mann Life Insurance Company Separate Account Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

TOPIC                                                                       PAGE
-----                                                                       ----
DEFINITIONS...............................................................    3
SUMMARY...................................................................    4
CONDENSED FINANCIAL INFORMATION...........................................    8
HORACE MANN LIFE INSURANCE COMPANY, THE ACCOUNT AND THE HORACE MANN MUTUAL
 FUNDS....................................................................   10
  Horace Mann Life Insurance Company......................................   10
  The Account.............................................................   10
  The Horace Mann Mutual Funds............................................   10
THE CONTRACT..............................................................   11
  Contract Owners' Rights.................................................   11
  Purchasing the Contract.................................................   11
  Purchase Payments.......................................................   11
    Amount and Frequency of Purchase Payments.............................   11
    Allocation of Purchase Payments.......................................   11
    Accumulation Units and Accumulation Unit Value........................   11
  Transactions............................................................   11
    Transfers.............................................................   11
    Changes in Allocation Instructions....................................   12
    Surrender Before Commencement of Annuity Period.......................   12
    Deferment.............................................................   13
    Confirmations.........................................................   13
  Deductions and Expenses.................................................   13
    Annual Maintenance Charge.............................................   13
    Asset Charge for Mortality, Expense and Distribution Expense Risks....   13
    Operating Expenses of the Horace Mann Mutual Funds....................   13
    Premium Taxes.........................................................   13
  Death Benefit Proceeds..................................................   13
  Mandatory Minimum Distribution..........................................   14
  Income Payments.........................................................   14
    Income Payment Options................................................   14
    Amount of Fixed and Variable Income Payments..........................   15
  Misstatement of Age.....................................................   16
  Modification of the Contract............................................   16
TAX CONSEQUENCES..........................................................   16
  Separate Account........................................................   16
  Contract Owners.........................................................   16
    Contributions.........................................................   16
    Distributions Under Qualified Contracts...............................   17
    Distributions Under Non-Qualified Contracts...........................   17
    Penalty Tax...........................................................   18
VOTING RIGHTS.............................................................   18
OTHER INFORMATION.........................................................   18
ADDITIONAL INFORMATION....................................................   19

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
-------------------------------------------------------------------------------
  ACCOUNT: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of seven Subaccounts each of which invests in the corresponding Horace Mann Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

  ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Income Payments begin.

  ANNUITANT: The recipient of Income Payments.

  ANNUITY PERIOD: The period during which income payments are made to the Annuitant or the last surviving Joint Annuitant, if any.

  ANNUITY UNIT: A unit of measurement used in determining the amount of variable Income Payment during the annuity period.

  CERTIFICATE: Each Participant under a group Contract is issued a Certificate summarizing the provisions of the Contract and showing participation in the retirement plan adopted by the Contract Owner.

  CONTRACT: This Prospectus offers combination fixed and variable annuity Contracts to individuals as single payment Contracts and to both individuals and groups as flexible payment Contracts. The term "Contract" in this Prospectus generally will be used to describe Contracts issued to individuals and Certificates issued to Participants in a group plan.

  CONTRACT OWNER: The individual or entity to whom the Contract is issued. Under a group contract, all references to the Contract Owner refer to the Participant in a group plan.

  CONTRACT YEAR: A year measured from the date a Contract (or a Certificate) was issued to an individual Contract Owner (or a Participant) and each anniversary of this date.

  FUNDS: The Horace Mann Mutual Funds consist of seven portfolios: Horace Mann Growth Fund ("Growth Fund"), Horace Mann Small Cap Growth Fund ("Small Cap Growth Fund"), Horace Mann International Equity Fund ("International Equity Fund"), Horace Mann Socially Responsible Fund ("Socially Responsible Fund"), Horace Mann Balanced Fund ("Balanced Fund"), Horace Mann Income Fund ("Income Fund") and Horace Mann Short-Term Investment Fund ("Short-Term Fund"). The Fund is an open-end, diversified, management investment company registered under the Investment Company Act of 1940.

  INCOME PAYMENTS: A series of payments that may be for life; for life with a minimum number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

  MATURITY DATE: The date Income Payments begin. The individual Contracts offered by this Prospectus describe the criteria for determining Maturity Dates.

  In addition, tax qualified plans often place certain limitations upon election of a Maturity Date. Generally, distributions under tax qualified plans must begin by April 1 following the calendar year in which the Contract Owner or Participant reaches age 70 1/2. See "The Contract--Mandatory Minimum Distribution."

  NET PURCHASE PAYMENT: The balance of each Purchase Payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after applicable charges, or dividends reinvested after applicable charges.

  PARTICIPANT: A person to whom a Certificate showing participation under a group Contract has been issued.

  PURCHASE PAYMENT: An amount paid to Horace Mann Life Insurance Company as consideration for the Contract, the amount transferred from other Subaccounts, and any dividends reinvested.

  QUALIFIED PLAN: A tax-sheltered annuity as defined in Section 403(b) or a simplified employee pension plan as defined in Section 408(k) of the Internal Revenue Code. IRAs as defined in Section 408(b) could be qualified in some situations.

  SUBACCOUNT: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding portfolio of the Horace Mann Mutual Funds.

  SURRENDER CHARGE: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

  VALUATION DATE: The Valuation Date ends at the earlier of 3:00 p.m. central time or at the closing of the New York Stock Exchange. No valuations are made for any day that the New York Stock Exchange is closed. For 1997 no valuations are made for the day after Thanksgiving or December 26, 1997, and for 1998, prior to the expiration of this Prospectus, January 2, 1998.

  VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

SUMMARY
-------------------------------------------------------------------------------
  This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the Contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contracts only. As used in this Prospectus, "variable" means that the value depends on the investment performance of the portfolio selected from the Horace Mann Mutual Funds. For information regarding the fixed portion, refer to the Contract.

  Detailed information about the Horace Mann Mutual Funds is contained in the Funds' Prospectus which immediately follows this Prospectus for Horace Mann Life Insurance Company Separate Account, and the Fund's Statement of Additional Information. Each Fund's expenses, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

WHAT IS "THE SEPARATE ACCOUNT"?
  HMLIC established the Horace Mann Life Insurance Company Separate Account (the "Account") to segregate assets dedicated to the variable portion of the combination fixed and variable Contracts offered herein. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Account consists of seven Subaccounts, each investing solely in shares of the corresponding portfolio of the Horace Mann Mutual Funds: Growth Fund, Small Cap Growth Fund, International Equity Fund, Socially Responsible Fund, Balanced Fund, Income Fund and Short-Term Fund.

WHO MAY PURCHASE A HORACE MANN ANNUITY OFFERED BY THIS PROSPECTUS?
  Individuals, as well as groups, may purchase the combination fixed and variable flexible payment annuity. Individuals may also purchase the single payment plan. The Contracts offered by this Prospectus are designed to provide retirement benefits in connection with Section 403(b) Annuities, Individual Retirement Annuities ("IRAs"), Simplified Employee Pension Plans ("SEPs") and non-qualified Retirement Annuities.

  The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel, who are registered representatives of Horace Mann Investors, Inc. ("Investors"). HMLIC has entered into a distribution agreement with Investors an affiliated broker-dealer registered under the Securities and Exchange Act of 1934. Investors is a member of the National Association of Securities Dealers, Inc. (NASD).

IS THERE A MINIMUM PURCHASE PAYMENT?
  The minimum annual Purchase Payment under a flexible payment Contract during any Contract Year is $225. The minimum Purchase Payment under a single payment Contract is $5,000. No Purchase Payments are required after the first Contract Year. Contract Owners may elect to allocate all or part of the Purchase Payments to one or more Subaccount(s). The minimum Purchase Payment allocated to any Subaccount within any given Contract Year must equal or exceed $100.

WHAT ARE MY INVESTMENT CHOICES?
  (a) SEPARATE ACCOUNT

  Includes seven Subaccounts:

  GROWTH FUND--a fund investing primarily in common stocks.

  SMALL CAP GROWTH FUND--a fund investing in equity securities of small cap companies with earnings growth potential.

  INTERNATIONAL EQUITY FUND--a fund investing in marketable foreign equity securities.

  SOCIALLY RESPONSIBLE FUND--a fund investing in equity securities of United States-based companies which are determined to be socially responsible pursuant to criteria set forth in the funds prospectus.

  BALANCED FUND--a fund investing in common stocks, debt securities and money market instruments.

  INCOME FUND--a fund investing primarily in debt securities.

  SHORT-TERM FUND--a fund investing in short-term debt instruments.

  (b) FIXED ACCOUNT (See the Contract)

  At anytime before the Contract's Maturity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed portion of the Contract. (Transfers from the fixed portion of the Contract into a Subaccount are treated like any other partial withdrawal from the fixed portion of the Contract, except that no surrender charge is imposed.) The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount, whichever is less. See "The Contract-- Transactions--Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?
  Unless restricted by his or her retirement plan or by the Internal Revenue Code (IRC), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value(s) of an accumulation unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described on page 12 in this Prospectus.

WHAT ARE THE CHARGES OR DEDUCTIONS?
  Contracts are subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

  An asset charge, computed weekly, is deducted from the account value for mortality risk, expense risk, and distribution risk. This charge will not exceed 1.35% of the Contract Owner's average value in a Subaccount, on an annual basis.

  A fixed annual maintenance charge of $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

  No deduction for sales expense is charged on Purchase Payments, but a surrender charge is assessed against certain withdrawals and surrenders. In the first Contract Year the charge is 8% of the amount withdrawn for the Flexible Payment Contract and 5% for the Single Premium Contract. The charge is on a decreasing scale and by the 6th Contract Year has vanished. The charge is taken from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the Net Purchase Payments to the Subaccount(s). See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?
  The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract might not be suitable for short-term investment. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?
  Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract and will receive the market value of the assets purchased by payments paid to the Account, less any taxes.

WHEN CAN I BEGIN RECEIVING INCOME PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?
  Payments will begin on the Maturity Date selected by the Contract Owner. Variable Income Payments are made in monthly installments. A lump sum payment may be made, however, if the total Contract value is less than $2,000 or if monthly Income Payments at the Maturity Date would be less than $20. An optional Maturity Date and various income payment options are available under the Contract.

  Income Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES
-------------------------------------------------------------------------------

  The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the Account.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Contract Owner Transaction Expenses:(/1/)
  Maximum Surrender Charge as a percentage of redemption proceeds(/2/)
    --for Single Payment Contracts......................................  5.00%
    --for Flexible Payment Contracts....................................  8.00%
Annual Maintenance Charge(/3/)..........................................    $25
Separate Account Annual Asset Charge, as a percentage of average account value:
  Mortality Risk........................................................  0.45%
  Expense Risk..........................................................  0.15%
  Distribution Expense Risk.............................................  0.75%
Total Separate Account Annual Asset Charge..............................  1.35%

HORACE MANN MUTUAL FUNDS
  Annual Operating Expenses of the Horace Mann Mutual Funds, as a percentage of average daily net assets (net of reimbursements and fee waivers):

                                       SMALL CAP  INTERNATIONAL     SOCIALLY                                  SHORT-
                          GROWTH(/5/) GROWTH(/7/)  EQUITY(/7/)  RESPONSIBLE(/7/) BALANCED(/5/) INCOME(/5/)   TERM(/5/)
                             FUND        FUND         FUND            FUND           FUND         FUND         FUND
                          ----------- ----------- ------------- ---------------- ------------- -----------   ---------
Management Fees (after
 waiver)................     0.52%       1.00%        0.70%          0.55%           0.50%        0.47%        0.35%
Other Expenses..........     0.05%       0.34%        0.34%          0.34%           0.04%        0.23%        0.18%
                             -----       -----        -----          -----           -----        -----        -----
Total Fund Operating
 Expense (after waiver).     0.57%       1.34%        1.04%          0.89%           0.54%        0.70%(/4/)   0.53%(/6/)

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)In some cases, the Surrender Charge does not apply. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

(/3/)The annual maintenance charge equals $25 per year, unless the Contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the Maturity Date.

(/4/)Total Fund Operating Expenses of the Income Fund for the year ended December 31, 1996, without any waivers or expense reimbursements, were 0.91%. Net operating expenses of the Income Fund, adjusted for business management fees waived by Investors, were 0.70%.

(/5/)The expenses are shown for the fiscal year ending December 31, 1996.

(/6/)Total Fund Operating Expenses for the Short-Term Fund for the year ended December 31, 1996, without any waivers or expense reimbursements, were 2.44%. Net operating expenses of the Short-Term Fund, adjusted for business management fees waived by Investors, were 0.53%.

(/7/)The expenses are shown based on estimated amounts for the current fiscal year. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund commenced operations on March 10, 1997. Horace Mann Investors, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses during the first year of the Funds' operations. The effect of this reduction in the management fee and reimbursement of expenses is reflected in the above table. Without such waiver, the management fee and total fund operating expenses, respectively, would be expected to be: 1.40% and 4.32% for the Small Cap Growth Fund; 1.10% and 4.30% for the International Equity Fund; and 0.95% and 3.87% for the Socially Responsible Fund.

EXAMPLE(/1/)

                                SMALL CAP                SOCIALLY                   SHORT-
                         GROWTH  GROWTH   INTERNATIONAL RESPONSIBLE BALANCED INCOME  TERM
                          FUND    FUND     EQUITY FUND     FUND       FUND    FUND   FUND
                         ------ --------- ------------- ----------- -------- ------ ------
FOR FLEXIBLE PAYMENT
 CONTRACTS
If you surrender your
Contract at the end of
the applicable time
period:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $103    $110        $107         $106       $103    $104   $103
  3 years                 $129    $151        $143         $139       $129    $133   $128
  5 years                 $110                                        $108    $116   $108
  10 years                $237                                        $234    $250   $233
If you do not surrender
your Contract:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $ 21    $ 28        $ 25         $ 24       $ 20    $ 22   $ 20
  3 years                 $ 64    $ 87        $ 78         $ 74       $ 63    $ 68   $ 63
  5 years                 $110                                        $108    $116   $108
  10 years                $237                                        $234    $250   $233
FOR SINGLE PAYMENT
CONTRACTS
If you surrender your
Contract at the end of
the applicable time
period:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $ 72    $ 80        $ 77         $ 75       $ 72    $ 73   $ 72
  3 years                 $ 97    $119        $111         $106       $ 96    $101   $ 96
  5 years                 $110                                        $108    $116   $108
  10 years                $237                                        $234    $250   $233
If you do not surrender
your Contract:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $ 21    $ 28        $ 25         $ 24       $ 20    $ 22   $ 20
  3 years                 $ 64    $ 87        $ 78         $ 74       $ 63    $ 68   $ 63
  5 years                 $110                                        $108    $116   $108
  10 years                $237                                        $234    $250   $233

(/1/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the "Other Expenses" shown on the fee table and average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund commenced operations on March 10, 1997; thus, estimates of expenses in the example are shown for only the one and three year periods. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
      EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING
              FUNDS. SEE "THE CONTRACT-DEDUCTIONS AND EXPENSES."

CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------

  The following information is taken from the Separate Account financial statements. Condensed financial information is not available for the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund because they each commenced operations on March 10, 1997. Please read the financial statements in conjunction with this information and the Statement of Additional Information.

                                    ACCUMULATION ACCUMULATION   # UNITS
                                     UNIT VALUE   UNIT VALUE  OUTSTANDING
                                    BEGINNING OF    END OF      END OF
                         YEAR ENDED    PERIOD       PERIOD      PERIOD
                         ---------- ------------ ------------ -----------
        GROWTH FUND       12/31/96     $21.66       $23.76    13,503,527
                          12/31/95      17.64        21.66     9,499,642
                          12/31/94      19.85        17.64     7,444,937
                          12/31/93      19.49        19.85     5,271,528
                          12/31/92      19.15        19.49     3,847,269
                          12/31/91      16.64        19.15     3,244,626
                          12/31/90      18.88        16.64     2,748,244
                          12/31/89      17.30        18.88     2,349,405
                          12/31/88      16.00        17.30     2,110,447
                          12/31/87      21.29        16.00     1,959,967
        BALANCED FUND     12/31/96     $18.00       $18.94    15,151,785
                          12/31/95      15.26        18.00    12,085,917
                          12/31/94      16.72        15.26    10,010,131
                          12/31/93      16.22        16.72     7,470,133
                          12/31/92      15.91        16.22     5,352,185
                          12/31/91      14.19        15.91     4,274,088
                          12/31/90      15.10        14.19     3,528,857
                          12/31/89      13.48        15.10     2,697,026
                          12/31/88      12.71        13.48     2,142,638
                          12/31/87      14.91        12.71     1,644,390
        INCOME FUND       12/31/96     $13.03       $12.69       817,803
                          12/31/95      12.02        13.03       776,272
                          12/31/94      13.06        12.02       746,535
                          12/31/93      12.95        13.06       694,843
                          12/31/92      12.92        12.95       566,223
                          12/31/91      12.26        12.92       473,423
                          12/31/90      12.35        12.26       415,716
                          12/31/89      11.64        12.35       346,639
                          12/31/88      11.59        11.64       279,341
                          12/31/87      13.96        11.59       207,215
        SHORT-TERM FUND   12/31/96     $10.00       $10.03       112,004
                          12/31/95      10.08        10.00        95,982
                          12/31/94      10.07        10.08       103,526
                          12/31/93      10.09        10.07       106,595
                          12/31/92      10.10        10.09        99,345
                          12/31/91      10.37        10.10        94,194
                          12/31/90      10.73        10.37       106,548
                          12/31/89      10.49        10.73        96,997
                          12/31/88      10.25        10.49        98,300
                          12/31/87      11.17        10.25        72,271

  Accumulation Unit Values shown above are reduced annually for dividend distributions from each underlying mutual fund. Dividend distributions are used to purchase additional Accumulation Units.

  Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or
(800) 999-1030 (toll-free).

  From time to time the Account may advertise total return for the subaccount. Total return may be used for all seven subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A Contract Owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

  All recurring charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Any nonrecurring charges are also reflected in the calculation of the performance figures. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption and do not reflect the Surrender Charge.

HORACE MANN LIFE INSURANCE COMPANY,
THE ACCOUNT AND
THE HORACE MANN MUTUAL FUNDS

HORACE MANN LIFE INSURANCE COMPANY
  Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

  HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

THE ACCOUNT
  On October 9, 1965, HMLIC established the Account under Illinois law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Income Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amount of variable Income Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

THE HORACE MANN MUTUAL FUNDS
  The Horace Mann Mutual Funds ("Funds") are an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Funds issue shares of common stock that are continually offered for sale. The Funds, advised by Horace Mann Investors, Inc. ("Investors"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Investors has entered into an agreement with an investment subadviser for each of the Funds whereby the subadviser manages the investment and reinvestment of the assets of a Fund.

  The primary investment objective of the Growth Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Growth Fund invests primarily in common stocks. Wellington Management, LLP serves as the investment subadviser to the Growth Fund.

  The investment objective of the Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. PNC Equity Advisers Company serves as investment subadviser to the Small Cap Growth Fund.

  The primary investment objective of the International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Scudder, Stevens & Clark, Inc. serves as the investment subadviser to the International Equity Fund.

  The investment objective of the Socially Responsible Fund is long term capital growth, above average current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities, including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies. Investments in equity securities are limited to issuers which the subadviser determines:

    1. Do not produce tobacco products;

    2. Do not produce alcoholic beverages;

    3. Do not own and/or operate casinos or manufacture gaming devices;

    4. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

    5. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

    6. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

  Scudder, Stevens & Clark, Inc. serves as the investment subadviser to the Socially Responsible Fund.

  The primary investment objective of the Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments. Wellington Management, LLP serves as the investment subadviser to the Balanced Fund.

  The primary investment objective of the Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in debt securities. Wellington Management Company, LLP serves as the investment subadviser to the Income Fund.

  The primary investment objective of the Short-Term Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Wellington Management, LLP serves as the investment subadviser to the Short-Term Fund.

  Detailed information on the Funds is contained in the Funds' Prospectus which accompanies this Prospectus.

THE CONTRACT

CONTRACT OWNERS' RIGHTS
  A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or on a non-qualified basis. Qualified and non-qualified contracts receive different tax treatment. See "Tax Consequences."

  To participate in a qualified plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

  Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, to designate a payee and to agree to a modification of the Contract terms.

  This Prospectus describes only the variable portions of the Contract. On the Maturity Date, the Contract Owner has limited rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Income Payments.

PURCHASING THE CONTRACT
  The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of Investors. HMLIC has entered into a distribution agreement with Investors, principal underwriter of the Account. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

  In order to purchase a Contract offered by this Prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must also submit a signed acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an Individual Retirement Annuity ("IRA") or a Contract issued under a simplified employee pension plan, the applicant must also sign an IRA disclosure form.

  Applications for Contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial Purchase Payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial Purchase Payment, unless otherwise directed by the applicant.

  Sales commissions are paid by HMLIC. Sales commissions typically range from 1% to 6% of Purchase Payments received.

PURCHASE PAYMENTS
  AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS--The minimum acceptable annual Purchase Payment under a flexible payment Contract is $225. No Purchase Payments are required after the first Contract Year. Payments may be made in lump sum or installments. The minimum acceptable monthly Purchase Payment is $25. The minimum acceptable Purchase Payment under a single payment Contract is $5,000.

  The IRC limits the amounts which may be contributed to qualified plans. See "Tax Consequences--Contract Owners Contributions."

  ALLOCATION OF PURCHASE PAYMENTS--All or part of the Purchase Payments made may be allocated to one or more subaccounts. The minimum Purchase Payment amount allocated to any subaccount in any given Contract Year must equal or exceed $100.

  ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE--The number of Accumulation Units purchased by Purchase Payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC.

  Accumulation Units are valued on each Valuation Date. The accumulation unit value of each subaccount is equal to the net asset value of the underlying Fund (computed by dividing the net assets of a mutual fund by the outstanding number of mutual fund shares on each Valuation Date). Dividends declared by the underlying Fund of each subaccount, net of applicable deductions and charges, are used to purchase additional Accumulation Units. To the extent that deductions and charges exceed dividends, Accumulation Units will be surrendered. The accumulation unit value of the Growth Fund was established at $16.87 on October 9, 1965. The accumulation unit value of the Balanced Fund, Income Fund and Short-Term Investment Fund was established at $10.00 on February 1, 1983. The accumulation unit value of the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund was established at $10.00 on March 10, 1997.

TRANSACTIONS
  TRANSFERS--Amounts may be transferred from one subaccount to another, and to and from the fixed portion of the Contract, prior to the Maturity Date. (Transfers from the fixed portion of the Contract into a subaccount are treated like any other partial withdrawal from the fixed portion, except that no charges are imposed). The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

  A Contract Owner may elect to transfer funds between subaccounts by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the Contract Owner or, for telephone transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first Valuation Date following receipt of the request by the Home Office.

  Up to twelve transfers may be pre-scheduled at any point in time. The twelve transfers cannot extend beyond a twelve month period. A signed written request or form must be completed. See "Other Information-Forms Availability." If a Contract Owner decides to cancel a pre-scheduled transfer arrangement, he or she should notify the Home Office in writing prior to the next designated transfer date.

  CHANGES IN ALLOCATION INSTRUCTIONS--A Contract Owner may elect to change the allocation of future Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by sending a telefacsimile (FAX) transmission to (217) 527-2307. The request must: (1) be signed by the Contract Owner, (2) include the Contract Owner's name and Contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the Contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first Valuation Date following receipt of the request by the Home Office. See "Other Information-Forms Availability."

  SURRENDER BEFORE COMMENCEMENT OF ANNUITY PERIOD--Values may not be withdrawn from Section 403(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Income Payments begin.

  The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

  A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A surrender or partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information-Forms Availability."

  Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first Valuation Date following receipt of the request at the Home Office.

  Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

  Surrenders and partial withdrawals from any variable subaccount are subject to the following Surrender Charges:

       DURING                         FLEXIBLE                                             SINGLE
      CONTRACT                         PAYMENT                                             PAYMENT
        YEAR                          CONTRACTS                                           CONTRACTS
         1                               8%                                                  5%
         2                               8%                                                  4%
         3                               6%                                                  3%
         4                               4%                                                  2%
         5                               2%                                                  1%
     Thereafter                          0%                                                  0%

Surrender Charges are applied to withdrawals based on the date the account is opened and not on the date the premium is paid.

  Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the Contract value; (2) the Contract has been in force for two or more Contract Years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first Valuation Date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals are subject to Surrender Charges.

  Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

  The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of Net Purchase Payment(s) to a subaccount during the lifetime of the Contract. For example, if a Contract Owner's subaccount value is $12,000 and Purchase Payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the Surrender Charge may not exceed 8.5% of $1,666.66 (one sixth of the Purchase Payment(s) to which the withdrawal relates).

  If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

  DEFERMENT--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Income Payments. The value of the Contract is determined as of the Valuation Date on which the request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Account.

  CONFIRMATIONS--HMLIC mails written confirmations of Purchase Payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders, are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

  If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC within three months after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES
  ANNUAL MAINTENANCE CHARGE--An annual maintenance charge of $25 is deducted from each Contract on the Contract anniversary date unless the contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the variable subaccounts have any value.

  Charges for annual maintenance cease once Income Payments begin. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the Contract anniversary date.

  The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See below "Charges for Mortality, Expense and Distribution Expense Risks."

  ASSET CHARGE FOR MORTALITY, EXPENSE AND DISTRIBUTION EXPENSE RISKS--For assuming mortality, expense, and distribution risks, HMLIC applies an asset charge to the account value of each Contract. The asset charge for mortality, expense and distribution expense risks, may not exceed the annual rate of 1.35% of the average net variable account value based on the date of calculation (0.45% for mortality risks, 0.15% for expense risks and 0.75% for distribution expense risks); however, HMLIC reserves the right to change the asset charge (subject to the 1.35% ceiling) in the future. The asset charge accumulates on a weekly basis at a rate of .0257205% of the net variable account value as of the date of the calculation. The accumulated value of the asset charge is deducted from each subaccount upon any surrender, partial withdrawal or transfer of value or when dividends are paid, with the necessary number of units, at the then current accumulation unit value, being redeemed to equal the dollar amount of the charges owed.

  OPERATING EXPENSES OF THE HORACE MANN MUTUAL FUNDS--There are deductions from and expenses paid out of the assets of the Funds that are described in the Funds' Prospectus which accompanies this Prospectus.

  PREMIUM TAXES--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of Purchase Payments made under this Contract. The premium tax, if any, is deducted either when payments are received or when an amount is applied to provide an annuity at the Maturity Date, depending upon the applicable law.

DEATH BENEFIT PROCEEDS
  If a Contract Owner dies before the Maturity Date, the Contract value, or the amount of Purchase Payments less any withdrawals, whichever is greater, will be applied toward the purchase of an income payment option payable to the beneficiary designated by the Contract Owner. The Contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement. The option purchased will be one elected by the Contract Owner. If no option was elected, the beneficiary may elect an income payment option.

  All or part of the death benefit proceeds may be paid to the beneficiary in a lump sum or under one of the income payment options described under "Income Payments-Income Payment Options." If the form of Income Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

  For all Contracts issued in connection with this Prospectus, if the Contract Owner dies before Income Payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the Income Payments begin no later than December 31 of the calendar year following the Contract Owner's death. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

  If the designated beneficiary is the Contract Owner's surviving spouse, Income Payments may be deferred until April 1 following the calendar year in which the Annuitant would have reached age 70 1/2. For non-qualified annuities, a designated beneficiary which is a surviving spouse may defer distributions until he or she reaches age 70 1/2. However, if the surviving spouse dies before distributions begin under any non-qualified Contract issued in connection with this Prospectus, the five-year rule and its exceptions, explained in the preceding paragraph, will apply to his or her beneficiary.

  If the Contract Owner dies on or after the Maturity Date, the remaining portion of the interest in the Contract undistributed at the time of the Contract Owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the Contract Owner's death.

MANDATORY MINIMUM DISTRIBUTION
  Qualified plans are subject to distribution requirements of the IRC. A distribution must occur each calendar year once a Contract Owner reaches age 70 1/2. The Contract Owner may elect to defer the first distribution until April 1 of the year following his or her attainment of age 70 1/2. Should the first payment be deferred, the Contract Owner must take two distributions in the calendar year following attainment of age 70 1/2.

  Generally, the amount of the mandatory minimum distribution depends on the Contract value and the life expectancy of the Contract Owner. Under Mandatory Minimum Distribution requirements, distributions must be made for the life (or lives) or a period not exceeding the life expectancy (or joint life expectancy) of the Contract Owner (or the Contract Owner and a designated beneficiary). To begin mandatory distributions the Contract Owner must contact the Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657.

  The Internal Revenue Service has indicated that a Contract Owner who can verify the December 31, 1986 balance in his or her Section 403(b) annuity, can delay distribution of that amount until the end of the calendar year in which he or she turns age 75. At that time, the December 31, 1986 balance is subject to the minimum distribution requirements. The December 31, 1986 balance includes deposits received and any interest earned as of December 31, 1986. Deposits received after that date, interest on those deposits, and interest earned on the December 31, 1986 balance are subject to the age 70 1/2 distribution requirements.

  Failure to take the required distributions results in the imposition of a penalty tax equal to one-half (50%) of the difference between what was and what should have been distributed. In addition, income tax is due on the full amount that should have been distributed. Further, any distribution in excess of the mandatory minimum distribution is subject to a 20% federal income tax withholding. See "Tax Consequences."

INCOME PAYMENTS
  INCOME PAYMENT OPTIONS--The Contract provides for fixed or variable income payment options or a combination of both. The Contract Owner may elect to have Income Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Income Payments a properly completed request form must be received in the Home Office. The request will be processed so that the Income Payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the Company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we received the request in the Home Office. Generally, at the time an income payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

  In general, the longer Income Payments are guaranteed, the lower the amount of each payment. Fixed Income Payments are paid in monthly, quarterly, semi-annual & annual installments. Variable Income Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide Income Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

  The following income payment options are available on a variable basis unless otherwise stated.

  LIFE ANNUITY WITH OR WITHOUT CERTAIN PERIOD--The life option guarantees Income Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Income Payments are guaranteed to the beneficiary until the end of the period selected or the beneficiary may request the commuted value, if any, of the remaining certain period payments. If no beneficiary is living at the time of the Annuitant's death, the commuted value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Income Payment may be made if the

Annuitant's death occurred before the due date of the second Income Payment. This option usually provides the largest Income Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Income Payment has been made.

  JOINT AND SURVIVOR LIFE ANNUITY--This life only option provides lifetime Income Payments during the lifetimes of two Annuitants. After one annuitant dies, the Income Payments will continue during the lifetime of the survivor in an amount reduced to two-thirds of the monthly payments that would have been paid had the joint lifetime of the two Annuitants continued. The Income Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Income Payment has been made.

  INCOME FOR FIXED PERIOD--This option provides Income Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any, or the beneficiary may request the commuted value, if any, of the remaining certain period payments. If no beneficiary is living at the time of the Annuitant's death, the commuted value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals from the remaining commuted value subject to IRC requirements. This option is available on a fixed payment basis only.

  INCOME FOR FIXED AMOUNT--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any, or the beneficiary may request the commuted value, if any, of the remaining Income Payments. If no beneficiary is living at the time of the Annuitant's death, the commuted value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals from the remaining commuted value subject to IRC requirements. This option is available on a fixed payment basis only.

  INTEREST INCOME PAYMENTS--This option provides Income Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 70 1/2, mandatory minimum distribution requirements will not allow Interest Income Payments to continue. The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request. The request must be made prior to the end of the period that the Annuitant agreed to receive Income Payments. See "Mandatory Minimum Distribution." This option is available on a fixed payment basis only.

  OTHER INCOME OPTIONS--If the Annuitant does not wish to elect one or more income payment options, the Annuitant may:

    a) receive the proceeds in a lump sum, or

    b) leave the Contract with HMLIC and receive the value under the mandatory minimum distribution requirements of IRC Section 401(a)(9), see "Mandatory Minimum Distribution," or

    c) elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE INCOME PAYMENTS
  In general, the dollar amount of Income Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of Accumulation Units credited to each subaccount by its respective accumulation unit value, less any accumulated asset charge. Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

  FIXED INCOME PAYMENTS--The amount of each payment under a fixed income payment option is determined from the income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a fixed Income Payment. Guaranteed fixed Income Payments will not change regardless of investment, mortality or expense experience. Higher Income Payments may be made at the sole discretion of HMLIC.

  VARIABLE INCOME PAYMENTS--The amount of the first monthly variable Income Payment is determined from the income option tables in the Contract. The tables show the amount of the Income Payment for each $1,000 of value allocated to provide Income Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).

  The first monthly variable Income Payment is used to calculate the number of variable annuity units for each subsequent monthly Income Payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either Annuitant by one-third.

  The amount of monthly Income Payments following the first variable Income Payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income Payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between Valuation Dates to reflect the investment experience of each subaccount.

  ASSUMED INTEREST RATE--The selection of an assumed interest rate affects both the first monthly variable Income Payment and the pattern of subsequent payments. The sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable Income Payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 4.0% per annum.

  ANNUITY UNIT VALUE--The variable annuity unit value for the Growth, Balanced, and Income Funds was set at $10.00 as of the date amounts first were allocated to provide Income Payments. The variable annuity unit value for the Small Cap Growth Fund, International Equity Fund, Socially Responsible Fund and Short-Term Fund also has been set at $10.00, however, no Income Payments have been paid from these subaccounts. The current variable annuity unit value is equal to the prior variable annuity unit value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month plus the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying Fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and dividing this result by the sum of one plus the investment multiplier (or multiplying this result by .995666).

MISSTATEMENT OF AGE
  If the age of the Annuitant has been misstated, any Income Payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Income Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT
  The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

  HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their Purchase Payments be allocated to a registered, open-end, diversified, management investment company ("mutual fund") other than one or more of the seven currently offered Horace Mann Mutual Funds. If shares of a Horace Mann Mutual Fund are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another mutual fund may be substituted for existing Fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another mutual fund. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a mutual fund with investment objectives similar to those of the Fund it replaces.

TAX CONSEQUENCES

SEPARATE ACCOUNT
  The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Income Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS
  CONTRIBUTIONS--Under IRC Section 403(b), Purchase Payments made by public school systems, churches, or certain tax-exempt organizations to purchase annuities for their employees are excludable from the gross income of the employee to the extent that aggregate Purchase Payments for the employee do not exceed certain limitations imposed by the IRC. Further, any amounts credited to the Contract Owner's account are not taxable until such amounts are distributed. If the Contract is used for a tax-sheltered annuity described in IRC Section 403(b) or a simplified employee pension plan described in IRC
Section 408(k) or ("qualified plans"), contributions made by an employer through a salary reduction plan are permitted up to prescribed limits.

  Generally, IRC Section 403(b) imposes a limitation on the amount of tax-deferred Purchase Payments that may be made in a calendar year equal to 20% of an employee's compensation includable in gross income for that year. Adjustments to this limitation are made based upon the Contract Owner's years of service with his or her employer and take into account the Contract Owner's prior and current contributions to qualified plans. The Section 403(b) limitation also is adjusted for any amounts deferred in prior taxable years under an eligible deferred compensation plan as defined by IRC Section 457. In addition, IRC Section 415 imposes a 25% limitation on total pre-tax contributions to all tax-qualified plans. No limitations are imposed on the amount of contributions made to a non-qualified contract.

  If the Contract is used as an IRA, subject to certain limitations, all or a portion of the contribution up to $2,000 ($4,000 for a spousal IRA) may be deducted from gross income. Contributions to a simplified employee pension plan Contract generally may not exceed 15% of compensation or $30,000, whichever is less. Until a taxable distribution occurs, no federal income tax is payable by the Contract Owner on Purchase Payments and investment earnings of a Contract purchased for a qualified plan or an IRA.

  Effective January 1, 1989, the IRC imposes restrictions on distributions (i.e., partial withdrawals or surrenders) from annuity contracts qualified under IRC Section 403(b). IRC Section 403(b)(11) requires that for these annuity contracts to receive tax-deferred treatment, the following distribution restrictions must be applied to contributions and all earnings credited after December 31, 1988.

  Distributions may be paid only:

    (1) When the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of IRC Section 72(m)(7)), or

    (2) In hardship cases and cannot exceed contributions made through a salary reduction agreement. Distribution of any income attributable to these contributions is prohibited.

  DISTRIBUTIONS UNDER QUALIFIED CONTRACTS--The IRC subjects qualified plans to certain mandatory minimum distribution requirements. See "The Contract-- Mandatory Minimum Distribution."

  If certain requirements are met, full or partial distributions other than mandatory minimum distributions, either may be rolled over or exchanged on a tax-free basis from one plan to another in accordance with IRC Section 1035 or Revenue Ruling 90-24. See "The Contract--Mandatory Minimum Distribution." Distributions from an IRC Section 403(b) Contract may be rolled over to another IRC Section 403(b) Contract or to an IRA. Distributions from an IRA may be rolled over to another IRA or to an IRC Section 403(b) Contract if the IRA contains only amounts rolled over from a 403(b) plan.

  Effective January 1, 1993, federal tax law requires HMLIC to withhold for ordinary income tax purposes, 20% of any distributions from annuity Contracts or plans qualified under IRC Section 403 with the exception of the following:

    (1) eligible rollover distributions made directly to another trustee,

    (2) periodic payments received over the Contract Owner's lifetime,

    (3) periodic payments received under the minimum required distribution rules, or

    (4) periodic payments received over a period of ten years or more.

  The Contract Owner, after receiving a distribution that is subject to the 20% withholding tax, may elect to rollover the distribution within 60 days of receiving it. However, in order to qualify the entire distribution as a rollover, the Contract Owner must replace the 20% withheld when making the rollover payment. If the 20% is not replaced, the amount withheld will be subject to ordinary income taxes and a possible 10% tax penalty if the distribution occurred before age 59 1/2.

  All distributions, with the exception of a return of nondeductible employee contributions, received from a qualified plan or an IRA are includable in gross income in the year paid. Once Income Payments begin, any nondeductible contributions are recovered tax-free as a portion of each Income Payment. Under certain limited circumstances, an individual may elect forward averaging with respect to a lump sum distribution.

  For any distribution not subject to the 20% withholding, HMLIC is required to withhold federal income tax unless the Contract Owner elects not to have federal income tax withheld. After an election is made with respect to Income Payments, a Contract Owner may revoke the election at any time. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election. Contract Owners are required by law to provide their correct taxpayer identification numbers ("TIN") to HMLIC. If the Contract Owner is an individual, the TIN is his or her Social Security number.

  If the designated beneficiary is not the Contract Owner's spouse, then at least 50% of the present value of the amount available for distribution must be paid within the life expectancy of the Contract Owner of an IRA or a qualified plan. Each payment to the beneficiary must be no less than each payment to the Contract Owner.

  DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS--Contract Owners of non-qualified Contracts are not subject to federal income tax on earnings until Income Payments are received under the Contract.

  A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax. For this purpose, an assignment or pledge (or agreement to assign or pledge) is considered a distribution.

  If the distribution is a full surrender, the Contract Owner is taxed on the amount distributed, less Purchase Payments reduced by any prior partial withdrawals which were not subject to income tax.

  A distribution by partial withdrawal is deemed to come first from any previously untaxed accumulation and then from principal. The Contract Owner is subject to income tax on any previously untaxed accumulation which is distributed.

  Purchase Payments may be made by means of a full or partial tax free exchange of annuity contracts under IRC Section

1035. Contracts exchanged under IRC Section 1035 after January 18, 1985 will be subject to the annuity income tax rules of IRC Section 72 in effect after that date, with exceptions set forth below regarding the first-in first-out treatment of contracts issued prior to August 14, 1982. See below "Penalty Tax."

  If distributions are made pursuant to an income payment option, that portion of each Income Payment which represents the Contract Owner's investment in the Contract is excluded from gross income for federal income tax purposes. The "investment in the Contract" is equal to total Purchase Payments to the Contract less the portion of any periodic distributions that were excluded from the individual's gross income. Once the Contract Owner's investment is returned in full, the entire amount of each Income Payment is taxable as ordinary income.

  PENALTY TAX--Distributions to a Contract Owner under a qualified plan or IRA are subject to a 10% penalty tax unless the distributions are received:

    (1) on or after age 59 1/2,

    (2) on account of death,

    (3) on account of disability, as defined in IRC Section 72(m)(7),

    (4) pursuant to a qualified domestic relations order, as defined in IRC 414(p),

    (5) for deductible medical expenses in excess of 7 1/2% of adjusted gross income,

    (6) on account of separation from service after age 55, or

    (7) as a series of substantially equal payments for the life or a period not exceeding life expectancy of the Contract Owner, or the lives or a period not exceeding the joint life expectancy of the Contract Owner and a designated beneficiary.

  Taxable distributions from non-qualified Contracts received prior to age 59 1/2 are also subject to a 10% penalty tax unless the distribution is made after the Contract Owner's death or disability, received as part of substantially equal periodic payments for the Contract Owner's lifetime, or attributable to Purchase Payments made prior to August 14, 1982. In addition, for non-qualified Contracts issued during the period August 14, 1982 through January 18, 1985 and for additional Purchase Payments to non-qualified Contracts issued prior to August 14, 1982, the penalty tax will not apply to distributions attributable to Purchase Payments paid ten years or more prior to the distribution. For this purpose, distributions will be attributed to Purchase Payments on a "first-in first-out" basis (i.e. to the earliest Purchase Payment which has not been fully allocated to prior distributions.)

  The preceding discussion is informational only and is not to be considered tax advice. Contract Owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

VOTING RIGHTS

  Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.

  The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Fund shares.

OTHER INFORMATION

  LEGAL PROCEEDINGS--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

  REGISTRATION STATEMENT--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

  CONTRACT OWNER COMMUNICATIONS--To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to
(217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll free).

  HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

  CONTRACT OWNER INQUIRIES--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer

-------------------------------------------------------------------------------
-----
------------------------------------------------------------------------------
------------------------------------------------------------------------------
---------
Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

  FORMS AVAILABILITY--Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

ADDITIONAL INFORMATION

  A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

TOPIC                                                                      PAGE
-----                                                                      ----
General Information and History...........................................    2
Investment Experience.....................................................    2
Underwriter...............................................................    3
Financial Statements......................................................    3

  To receive, without charge, a copy of the 1996 Annual Report of the Horace Mann Family of Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account and/or the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

   HORACE MANN LIFE INSURANCE COMPANY
   P.O. BOX 4657
   SPRINGFIELD, ILLINOIS 62708-4657


Please provide free of charge the following information:

 1996 Annual Report of the Horace Mann Family of Funds and the Horace Mann Life
      Insurance Company Separate Account.

 Statement of Additional Information dated May 1, 1997 for the Horace Mann
      Mutual Funds.

 Statement of Additional Information dated May 1, 1997 for the Horace Mann Life
      Insurance Company Separate Account.

  Please mail the above documents to:
  ------------------------------
  (Name)
  ------------------------------
  (Address)
  ------------------------------
  (City/State/Zip)

Statement of Additional Information

Variable tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate Account



May 1, 1997

                      STATEMENT OF ADDITIONAL INFORMATION

                          ___________________________


                       HORACE MANN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT

                          ___________________________


                              Individual and Group
         Flexible Payment and Individual Single Payment Variable Tax
                          Deferred Annuity Contracts

                          ___________________________

                       Horace Mann Life Insurance Company



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus, dated May 1, 1997, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectus may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning toll-free (800) 999-1030.






                                  May 1, 1997


                               TABLE OF CONTENTS

Topic                                                             Page
-----                                                             ----

General Information and History................................     2
Investment Experience..........................................     2
Underwriter....................................................     3
Financial Statements...........................................     4

                        GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Account"). HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.


                             INVESTMENT EXPERIENCE
                (Applies to Annuity Alternative Contracts Only)

                               December 31, 1996


TOTAL RETURN DATA

                                                  ACTUAL PERFORMANCE/1/
(Based on a $1,000                              -------------------------
investment)/2/                                  1 YR     5 YRS     10 YRS
                                                -------------------------
Growth Fund Account Division
  With Redemption/3/                            15.33%   15.53%    13.46%
  Without Redemption                            23.88%   15.53%    13.46%
Balanced Fund Account Division
  With Redemption/3/                             8.36%   11.79%    10.65%
  Without Redemption                            16.86%   11.79%    10.65%
Income Fund Account Division
  With Redemption/3/                            (6.01)%   4.77%     6.10%
  Without Redemption                             2.17%    4.77%     6.10%
Short-Term Fund Account Division
  With Redemption/3/                            (4.63)%   2.62%     4.08%
  Without Redemption                             3.66%    2.62%     4.08%


-----------
/1/In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

/2/The performance shown above is reduced by the $25 annual maintenance charge as a percentage 0.12% of the average contract value as of December 31, 1996.

/3/With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period.


Because the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997, their performance has not been included. This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All charges as shown in the Prospectus fee tables are reflected in this data, with the exception of premium taxes.

The total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 1996. Total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value.

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment Contracts currently offered by the Company. Prior Contracts have different fees and charges; therefore these performance calculations are not valid for those contracts.

                                  UNDERWRITER

HMLIC offers and sells the Contract on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). HMLIC contracts with Investors, principal underwriter of the Account, to distribute the variable contracts of HMLIC. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to Investors were $2,019,137, $2,657,025 and $3,879,547 for the years ended 1994, 1995 and 1996, respectively. Investors does not retain any of these commissions. Commissions received by Investors are paid to registered representatives who sell contracts offered by this Prospectus.


                             FINANCIAL STATEMENTS

KPMG Peat Marwick LLP, independent auditors for the Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG Peat Marwick LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.

The financial statements of the Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Account for the year ended December 31, 1996. A copy of this Annual Report accompanied or preceded the delivery of the Prospectus. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' reports thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

       HORACE MANN LIFE INSURANCE COMPANY

       Statutory Financial Statements

       December 31, 1996 and 1995